OPTIONS AND NONVESTED SHARES	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
OPTIONS AND NONVESTED SHARES
NOTE 12 – OPTIONS AND NONVESTED SHARES

Options

Effective May 9, 2008, the Board of Directors adopted the China Biologic 2008 Equity Incentive Plan, (“the 2008 Plan”). The 2008 Plan provides for grants of stock options, stock appreciation rights, performance units, restricted stock, restricted stock units and performance shares. A total of five million shares of the Company’s ordinary share may be issued pursuant to the 2008 Plan. The exercise price per share for the shares to be issued pursuant to an exercise of a stock option will be no less than the fair market value per share on the grant date, except that, in the case of an incentive stock option granted to a person who holds more than 10% of the total combined voting power of all classes of the Company’s stock or any of its subsidiaries, the exercise price will be no less than 110% of the fair market value per share on the grant date. No awards may be granted under the 2008 Plan after May 9, 2018, except that any award granted before then may extend beyond that date. All the options to be granted will have 10-year terms.

For the year ended December 31, 2017, 2016 and 2015, no stock options to purchase ordinary share were granted to any directors or employees.

A summary of stock options activity for the years ended December 31, 2017, 2016 and 2015 is as follows:

		Weighted	Weighted Average
		Average	Remaining
	Number of	Exercise	Contractual	Aggregate
	Options	Price	Term in years	Intrinsic Value
		USD		USD
Outstanding as of January 1, 2015	1,432,454	10.16	6.53	81,753,119
Granted	-	-
Exercised	(780,557)	9.92		(68,089,712)
Forfeited and expired	-	-
Outstanding as of December 31, 2015	651,897	10.44	5.24	86,064,461
Granted	-
Exercised	(337,406)	10.55		(35,180,367)
Forfeited and expired	-	-
Outstanding as of December 31, 2016	314,491	10.32	3.84	30,568,083
Granted	-	-
Exercised	(85,242)	10.18		(7,868,258)
Forfeited and expired	-	-
Outstanding as of December 31, 2017	229,249	10.37	2.61	15,168,276
Vested as of December 31, 2017	229,249	10.37	2.61	15,168,276
Exercisable as of December 31, 2017	229,249	10.37	2.61	15,168,276

For the years ended December 31, 2017, 2016 and 2015, the Company recorded stock compensation expense of nil, $649,203 and $1,117,994, respectively, in general and administrative expenses.

Nonvested shares

For the years ended December 31, 2017, 2016 and 2015, nonvested shares were granted to certain directors and employees (collectively, the “Participant”). Pursuant to the nonvested share grant agreements between the Company and the Participant, the Participant will have all the rights of a shareholder with respect to the nonvested shares. The nonvested shares granted to directors generally vest in one or two years. The nonvested shares granted to employees generally vest in four years.

A summary of nonvested shares activity for the year ended December 31, 2017, 2016 and 2015 is as follow:

	Number of	Grant date weighted
	nonvested shares	average fair value
		USD
Outstanding as of January 1, 2015	552,125	37.78
Granted	313,100	120.62
Vested	(188,625)	34.78
Forfeited	(7,500)	28.80
Outstanding as of December 31, 2015	669,100	77.49
Granted	511,200	119.75
Vested	(255,150)	66.04
Forfeited	(12,500)	66.74
Outstanding as of December 31, 2016	912,650	104.51
Granted	356,150	89.94
Vested	(353,694)	91.32
Forfeited	(1,080)	98.20
Outstanding as of December 31, 2017	914,026	103.95

For the years ended December 31, 2017, 2016 and 2015, the Company recorded stock compensation expense of $33,903,283, $23,756,308 and $10,996,278 in general and administrative expenses, respectively.

As of December 31, 2017, approximately $79,691,474 of stock compensation expense with respect to nonvested shares is to be recognized over weighted average period of approximately 2.65 years.